NET INCOME (LOSS) PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE
13.	NET INCOME (LOSS) PER SHARE

The Series A and Series B Preferred Stock do not have similar economic rights to the common stock and management does not consider them to be in substance common shares for earnings per share (“EPS”) purposes. As a result, the weighted average Series A and Series B Preferred Stock outstanding during the period was not included in the calculation of weighted average common stock outstanding. The warrants were considered in diluted EPS under the treasury stock method, if dilutive.

The computation of income (loss) per share and weighted average of the Company’s common stock outstanding for the three and six months ended June 30, 2025 is as follows (in thousands, except per share amounts):

	Three Months	Six Months
	ended June 30,	Ended June 30,
	2025	2025
Net income (loss)	$(654)	378
Basic and diluted weighted average shares outstanding, common stock	16,602	16,602
Basic and diluted income (loss) per share of common stock	$(0.04)	0.02

The following table details the securities that have been excluded from the calculation of weighted-average shares for diluted earnings per share for the period presented as they were anti-dilutive (in thousands).

	Three Months	Six Months
	ended June 30,	Ended June 30,
	2025	2025
Warrants	15,147	15,147

18.NET LOSS PER SHARE

The Series A and Series B Preferred Stock does not have similar economic rights to the common stock and management does not consider them to be in substance common shares for earnings per share (“EPS”) purposes. As a result, the weighted average Series A and Series B Preferred Stock outstanding during the period was not included in the calculation of weighted average common stock outstanding. The warrants were considered in diluted EPS under the treasury stock method, if dilutive.

Management determined that EPS was not presented for periods prior to the Merger as it was not considered to be meaningful.

The computation of loss per share and weighted average of the Company’s common stock outstanding for the period from the date of transaction close through December 31, 2024 is as follows (in thousands):

For the year ended
December 31, 2024
Net loss attributable to Binah Capital Group, Inc.	$(5,292)
Basic and diluted weighted average shares outstanding, common stock	16,593
Basic and diluted loss per share of common stock	$(0.32)

The following table details the securities that have been excluded from the calculation of weighted-average shares for diluted earnings per share for the period presented as they were anti-dilutive (in thousands).

Warrants	15,148